Provisions - Schedule of Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions [Abstract]
Provision for reinstatement costs	$ 44,502	$ 71,274
Provision for defined benefit obligations	141,489	185,274
As at December 31	185,991	256,548
As at January 1	71,274	71,872
Additional provision		3,855
Reversal of provision, net	(30,769)	(5,781)
Increase in discounted amounts arising from the passage of time	224	1,772
Exchange realignment	3,773	(444)
As at December 31	44,502	71,274
Portion classified as current liabilities	(44,502)	(71,274)
Non-current portion